Other non-financial assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other current non-financial assets	$ 31,143,442	$ 29,674,705
Other non-current non-financial assets	13,674,236	12,311,027
Insurance Paid [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	3,733,396	7,023,579
Other non-current non-financial assets	91,829	2,605,172
Advertisings [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	13,826,543	9,430,148
Other non-current non-financial assets	10,728,679	9,452,969
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	9,039,012	9,860,004
Other non-current non-financial assets
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	2,609,228	1,736,475
Other non-current non-financial assets	2,671,728	156,307
Advances Total [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	29,208,179	28,050,206
Other non-current non-financial assets	13,492,236	12,214,448
Guarantees Paid [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	6,898
Other non-current non-financial assets	172,873	92,963
Consumables [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	1,074,281	754,621
Other non-current non-financial assets
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	854,084	869,878
Other non-current non-financial assets
Other Nonfinancial Assets [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets
Other non-current non-financial assets	9,127	3,616
Other Asset Total [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial assets	1,935,263	1,624,499
Other non-current non-financial assets	$ 182,000	$ 96,579